COST OF SALES	12 Months Ended
Dec. 31, 2025
COST OF SALES
COST OF SALES

20.   COST OF SALES

	Years ended December 31,
	2025 $	2024 $
Direct mining and processing costs	191,533	177,279
Depletion and depreciation	189,765	172,382
Salaries and benefits	63,192	61,320
Royalties and other taxes	49,282	25,331
Workers' participation	2,773	2,640
Inventory net realizable value adjustments and other	(16,384)	4,930
Cost of sales	480,161	443,882

For the year ended December 31, 2025, depletion and depreciation includes $15.4 million of depreciation related to right-of-use assets (December 31, 2024 - $11.3 million).

On January 7, 2025, the Director General of Taxes in Côte d’Ivoire issued a communiqué announcing that the Fiscal Annex 2025 would become effective on January 10, 2025. The Fiscal Annex includes an increase of 2% in ad valorem tax rates applicable to mining operations. This change applies to gold revenue generated from the Company’s Séguéla mine and is reflected in royalties and other taxes for the year ended December 31, 2025.